STOCKHOLDERS' EQUITY (FY) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 25, 2024		Jan. 31, 2024	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Common Stock [Abstract]
Capital stock authorized (in shares)				1,000,000,000					11,000
Common shares, shares authorized (in shares)	999,000,000	120,000,000	999,000,000			1,000,000,000	120,000,000	110,000,000	11,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.000001	$ 0.0001			$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common shares, shares issued (in shares)	87,500,000	100,000,000	191,477,375			100,000,000	100,000,000	100,000,000	10,000
Common shares, shares outstanding (in shares)	87,500,000	100,000,000	191,477,375	136,700,583	[1]	100,000,000	100,000,000	100,000,000	10,000
Common stock, shares reclassified (in shares)								10,000
Stock Based Compensation (in shares)	0	0
Equity Incentive Plan [Member]
Common Stock [Abstract]
Common shares, shares authorized (in shares)						100,000,000	7,500,000	7,500,000	1,000

[1]	Excludes 4,667,033 shares not outstanding and held in escrow.